EARNINGS PER SHARE (Schedule of net income used in earnings per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	$ 57,967	$ 53,654	$ 48,137